Share capital (Share Issuances) (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Sep. 04, 2020 USD ($) shares	Sep. 04, 2020 USD ($) $ / shares shares	May 13, 2020 USD ($) shares	May 13, 2020 USD ($) $ / shares shares	Apr. 03, 2019 CAD ($) $ / shares shares	Apr. 16, 2020 USD ($) shares	Jul. 26, 2019 USD ($) shares	Jul. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 08, 2020 shares	Sep. 04, 2020 CAD ($) shares	Jul. 09, 2020 USD ($) shares	May 13, 2020 CAD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Share capital issue									$ 350,707	$ 284,673
Issuance of common shares | shares									117,975,579	86,607,305
Number of shares reserved for issuance as a percent of total common shares issued and oustanding									10.00%
Maximum term of stock options									Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Weighted average fair value at grant | $ / shares									$ 1.26	$ 0.98
Shares outstanding, amount									$ 181,162	$ 139,013					$ 84,196
Restricted Share [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares									276,762	89,196
Shares outstanding, amount									$ 900	$ 300
Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares									519,803	323,333
Percentage of quarterly director fee payments earned as awards of deferred share units									20.00%
February 2020 ATM Agreement [Member]
Disclosure of classes of share capital [line items]
Share capital issue						$ 15,000
Common shares price | $ / shares		$ 3.86		$ 2.80
Issuance of common shares | shares						9,014,953
Transaction costs	$ 1,700		$ 1,300			$ 700
Exercise price | $ / shares				$ 3.50
Period of warrants			2 years
Proceeds from warrants issued			$ 200
Bought Deal Public Offering [Member]
Disclosure of classes of share capital [line items]
Share capital issue	$ 29,800	$ 29,800	$ 20,400	$ 20,400
Issuance of common shares | shares	10,204,510	10,204,510	10,269,500	10,269,500								10,204,510		10,269,500
Warrants issued | shares			1,000,000	1,000,000										1,000,000
Bought Deal Public Offering [Member] | Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Share capital issue												$ 39,390		$ 28,750
Sandstorm Gold Ltd [Member]
Disclosure of classes of share capital [line items]
Share capital issue					$ 10,000
Weighted average price | $ / shares					$ 2.09
Issuance of common shares | shares					4,784,689
Mr. Eric Sprott [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Share capital issue							$ 10,000	$ 10,000
Common shares price | $ / shares								$ 3.30
Issuance of common shares | shares							3,955,454	3,955,454
Transaction costs							$ 400
Warrants issued | shares							118,664	118,664
Exercise price | $ / shares								$ 3.37
Period of warrants							3 years
San Felipe Property With Hochschild [Member] | Outstanding Option Acquisition Agreement [Member]
Disclosure of classes of share capital [line items]
Share capital issue													$ 3,750
Issuance of common shares | shares											1,687,401
Percentage of ownership interest acquired													100.00%
Number of shares issuable | shares													1,687,401